CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (USD $)	Total	Total Stockholders' Equity	Partners' Equity	Common Stock	Additional Paid-in Capital	Retained Earnings	Noncontrolling Interest
Balance at Dec. 31, 2012	$ 420,877,000		$ 420,877,000
Balance at Dec. 31, 2012	420,877,000
Increase (Decrease) in Equity
Capital contributions	1,500,000		1,500,000
Equity-based compensation prior to corporate reorganization	89,000		89,000
Net income prior to corporate reorganization	26,780,000		26,780,000
Distributions to Athlon Holdings LP's Class A limited partners	(75,000,000)		(75,000,000)
Common stock issued in corporate reorganization		364,817,000	(374,246,000)	663,000	364,154,000		9,429,000
Common stock issued in corporate reorganization (in shares)				66,340,000
Tax impact of corporate reorganization	(73,204,000)	(73,204,000)			(73,204,000)
Equity-based compensation subsequent to corporate reorganization	2,160,000	2,160,000			2,160,000
Shares of common stock sold in initial public offering, net of offering costs	295,631,000	295,631,000		158,000	295,473,000
Shares of common stock sold in initial public offering, net of offering costs (in shares)				15,789,000
Consolidated net income subsequent to corporate reorganization	10,894,000	10,278,000				10,278,000	616,000
Balance at Sep. 30, 2013	$ 609,727,000	$ 599,682,000		$ 821,000	$ 588,583,000	$ 10,278,000	$ 10,045,000
Balance (in shares) at Sep. 30, 2013	82,129,089			82,129,000